Acquisition (Tables)	12 Months Ended
Jan. 31, 2019
Business Combinations [Abstract]
Summary of Purchase Price Consideration Based on Estimated Acquisition Fair Value

The following table summarizes the purchase price consideration based on the estimated acquisition-date fair value of the acquisition consideration:

Cash consideration	$1,540
Common stock issued (20,164 shares at $8.03 per share)	162

Total fair value of acquisition consideration	$1,702

Schedule of Final Allocation of Purchase Price Based on Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the final allocation of the purchase price based on the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Property and equipment	$5
Acquired technology	490
Customer relationships	980
Goodwill	250

Total assets acquired	$1,725
Accounts payable	(23)

Total purchase price	$1,702